FINANCIAL EXPENSES AND FINANCIAL INCOME	12 Months Ended
Dec. 31, 2025
Net financial (expenses)/income [Abstract]
FINANCIAL EXPENSES AND FINANCIAL INCOME
9. FINANCIAL EXPENSES AND FINANCIAL INCOME

A breakdown of financial expenses and financial income is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Foreign exchange gains	129,070	92,051	91,019
Interest income	20,416	31,486	25,813
Other financial income	18,659	23,563	15,487
Financial income	168,145	147,100	132,319
Foreign exchange losses	167,230	99,087	111,216
Interest expenses	41,168	40,054	29,258
Other financial expenses	5,828	6,754	6,860
Financial expenses	214,226	145,895	147,334
Financial expenses/(income), net	46,081	(1,205)	15,015

Financial expenses primarily relate to foreign exchange losses, including the net costs of hedging, and interest expenses on debt.
Financial income primarily relates to foreign exchange gains and interest income on cash and cash equivalents. In 2023, financial income includes gains of €7,940 thousand realized on the partial cash tender executed during the third quarter of 2023 on a bond that was fully repaid in 2025, upon maturity. For additional information, see Note 24 “Debt”.
Interest and other financial income from financial services activities, and interest expenses and other financial charges relating to those activities, are recognized within net revenues and cost of sales, respectively.